Defined Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Blanket Mine
Defined Contribution Plan
Defined contribution plans, total contribution	$ 1,468	$ 1,179	$ 1,290